                               ING INVESTORS TRUST
                     ING Mercury Large Cap Growth Portfolio
                      ING Mercury Large Cap Value Portfolio
             (each a "Portfolio" and collectively the "Portfolios")

                        Supplement dated October 23, 2006
        to the Adviser Class Prospectus, Institutional Class Prospectus,
             Service Class Prospectus and Service 2 Class Prospectus
                            each dated April 28, 2006

     On July 13, 2006 the Board of Trustees ("Board") of ING Investors Trust ("Trust") approved the appointment, effective September 30, 2006, of BlackRock Investment Management, LLC ("BlackRock Investment Management") as the new sub-adviser for the Portfolios and approved a special meeting of shareholders of the Portfolios to approve a new sub-advisory agreement between the Trust, Directed Services, Inc. ("DSI" or "Adviser"), and BlackRock Investment Management. The previous sub-advisory agreement between the Trust, DSI and Fund Asset Management L.P., d/b/a Mercury Advisors ("Mercury"), was automatically terminated on September 29, 2006 as result of the transaction between BlackRock, Inc. and Merrill Lynch & Co., Inc. which is described further below. The special meeting of shareholders is expected to take place during the first quarter of 2007. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the fourth quarter of 2006. Shareholders will be notified if the proposal is not approved.

     On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The portfolio manager of the Portfolios that was previously employed by Mercury is now employed by BlackRock Investment Management and will continue to provide the day-to-day management of the Portfolios.

     Effective September 30, 2006 BlackRock Investment Management began managing the Portfolios pursuant to an interim sub-advisory agreement that will remain in effect through February 27, 2007 or until the approval of the new sub-advisory agreement by shareholders. The sub-advisory fee rate payable to BlackRock Investment Management under the interim sub-advisory agreement is identical to the sub-advisory fee rate payable under the previous sub-advisory agreement with Mercury.

     In conjunction with the sub-adviser change, the Adviser Class Prospectus, the Institutional Class Prospectus, the Service Class Prospectus, and the Service 2 Class Prospectus for the Portfolios are revised as follows:

     1. In connection with the Sub-Adviser change, the Portfolios are renamed ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio, respectively. Effective on or about November 6, 2006 all references to "ING Mercury Large Cap Growth Portfolio" and "ING Mercury Large Cap Value Portfolio" are hereby deleted and replaced with "ING BlackRock Large Cap Growth Portfolio" and "ING BlackRock Large Cap Value Portfolio," respectively.

     2. Effective on or about September 30, 2006 all references to "Fund Asset Management L.P.," or "FAM" and "Mercury Advisors" are hereby deleted and replaced with "BlackRock Investment Management, LLC" and "BlackRock Investment Management," respectively.

     3. The footnotes and the tables entitled "Year-by-Year Total Returns" and "Average Annual Total Returns" under the sub-section entitled "Description of the Portfolios - ING Mercury Large Cap Growth Portfolio - Performance" on page 28 of the Adviser Class Prospectus, page 29 of the Institutional Class Prospectus, and page 27 of the Service Class Prospectus and Service 2 Class Prospectus, are hereby deleted in their entirety and replaced with the following, respectively:

          ADVISER CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   26.53
2004   10.69
2005    9.86

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                               1 YEAR         5 YEARS        10 YEARS
                                        (OR LIFE OF CLASS)

ADV CLASS RETURN                9.86%         11.05%(1)        N/A
Russell 1000(R) Growth Index    5.26%          6.16%(3)        N/A
CLASS S RETURN (ADJUSTED)       9.92%          5.95%(1)        N/A
Russell 1000(R) Growth Index    5.26%          4.38%(3)        N/A

(1) ADV Class shares commenced operations on March 17, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3) The Index return for ADV Class shares is for the period beginning April 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

     INSTITUTIONAL CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   26.96
2004   11.10
2005   10.31

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                               1 YEAR         5 YEARS        10 YEARS
                                        (OR LIFE OF CLASS)

CLASS S RETURN                 10.31%        6.32%(1)           N/A
Russell 1000(R) Growth Index    5.26%        4.38%(3)           N/A

(1) Class S shares commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3) The Index return for Class S shares is for the period beginning May 1, 2002.

     SERVICE CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   26.96
2004   11.10
2005   10.31

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                               1 YEAR        5 YEARS         10 YEARS
                                        (OR LIFE OF CLASS)

CLASS S RETURN                 10.31%         6.32%(1)          N/A
Russell 1000(R) Growth Index    5.26%         4.38%(3)          N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The Index return is for the period beginning May 1, 2002.

     SERVICE 2 CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   26.71
2004   10.93
2005   10.14

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                    (For the periods ended December 31, 2005)

                               1 YEAR          5 YEARS       10 YEARS
                                        (OR LIFE OF CLASS)

CLASS S RETURN (ADJUSTED)      10.14%        6.16%(1)           N/A
Russell 1000(R) Growth Index    5.16%        4.38%(3)           N/A

(1) Service 2 Class shares commenced operations on September 9, 2002. However, all Service 2 Class shares of the Portfolio were redeemed on October 31, 2005 and do not have a full calendar year of performance for 2005. Therefore, the performance returns for the year 2005 in the bar chart and table above show the Portfolio's Class S shares' performance, adjusted to reflect the higher expenses of Service 2 Class shares. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered Service 2 Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 Class shares have different expenses.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3) The Index return is for Class S shares for the period beginning May 1, 2002.

4. The footnotes and the tables entitled "Year-by-Year Total Returns" and "Average Annual Total Returns" under the sub-section entitled "Description of the Portfolios - ING Mercury Large Cap Value Portfolio - Performance" on page 32 of the Adviser Class Prospectus, page 33 of the Institutional Class Prospectus, page 30 of the Service Class Prospectus and page 31 of the Service 2 Class Prospectus, are hereby deleted in their entirety and replaced with the following, respectively:

     ADVISER CLASS

                        YEAR-BY-YEAR TOTAL RETURNS (1)(2)
                 For the periods ended December 31 of each year)

                                     [CHART]

2003   30.78
2004   11.13
2005    4.95

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                               1 YEAR         5 YEARS        10 YEARS
                                        (OR LIFE OF CLASS)

CLASS S RETURN (ADJUSTED)      4.95%          7.09%(1)          N/A
Russell 1000(R) Value Index    7.05%          8.81%(3)          N/A
S&P 500(R) Index               4.91%          6.00%(3)          N/A

(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3) The Index returns for Class S shares are for the period beginning May 1, 2002.

     INSTITUTIONAL CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   31.22
2004   11.52
2005    5.56

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                              1 YEAR         5 YEARS        10 YEARS
                                       (OR LIFE OF CLASS)

CLASS I RETURN                 5.56%        11.67%(1)          N/A
Russell 1000(R) Value Index    7.05%        13.86%(3)          N/A
S&P 500(R) Index               4.91%         9.01%(3)          N/A
CLASS S RETURN                 5.31%         7.46%(1)          N/A
Russell 1000(R) Value Index    7.05%         8.81%(3)          N/A
S&P 500(R) Index               4.91%         6.00%(3)          N/A

(1) Class I shares commenced operations on May 18, 2004. Class S shares commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3) The Index returns for the Class I shares are for the period beginning June 1, 2004. The Index returns for the Class S shares are for the period beginning May 1, 2002.

     SERVICE CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   31.22
2004   11.52
2005    5.31

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                              1 YEAR         5 YEARS        10 YEARS
                                       (OR LIFE OF CLASS)

CLASS S RETURN                 5.31%        7.46%(1)           N/A
Russell 1000(R) Value Index    7.05%        8.81%(3)           N/A
S&P 500(R) Index               4.91%        6.00%(3)           N/A

(1)  Class S shares commenced operations on May 1, 2002.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The Index returns are for period beginning May 1, 2002.

     SERVICE 2 CLASS

                       YEAR-BY-YEAR TOTAL RETURNS (1) (2)
                (For the periods ended December 31 of each year)

                                     [CHART]

1996
1997
1998
1999
2000
2001
2002
2003   31.07
2004   11.41
2005    5.06

                       AVERAGE ANNUAL TOTAL RETURNS(1) (2)
                    (For the periods ended December 31, 2005)

                              1 YEAR         5 YEARS        10 YEARS
                                       (OR LIFE OF CLASS)

SERVICE 2 CLASS RETURN         5.06%      14.75%(1)            N/A
Russell 1000(R) Value Index    7.05%      14.58%(3)            N/A
S&P 500(R) Index               4.91%      11.72%(3)            N/A

(1)  Service 2 Class shares commenced operations on September 9, 2002.

(2) BlackRock Investment Management, LLC has managed the Portfolio since September 30, 2006. Prior to September 30, 2006, the Portfolio was managed by Mercury Advisors. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses (including Mercury Advisors) combined with that of BlackRock, Inc. to create a new independent company.

(3)  The Index returns are for the period beginning September 1, 2002.

5. The sub-section entitled "Description of the Portfolios - ING Mercury Large Cap Growth Portfolio - More on the Sub-Adviser" on page 28 of the Adviser Class Prospectus, page 30 of the Institutional Class Prospectus, page 27 of the Service Class Prospectus and Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

     MORE ON THE SUB-ADVISER

     BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is a wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of June 30, 2006, BlackRock Investment Management and its affiliates had over $1.04 trillion in investment company and other portfolio assets under management.

     The following individual is responsible for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Robert C. Doll, Jr., CFA   The Portfolio is managed by a team of investment
                           professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of its portfolio. He has been the portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and
                           Global Chief Investment Officer for Equities,
                           Chairman of the BlackRock Private Client Operating
                           Committee and member of the BlackRock Executive
                           Committee since 2006. Mr. Doll was the President of
                           Merrill Lynch Investment Managers, L.P. ("MLIM") from
                           2001 to 2006. He was Co-Head (Americas Region) of
                           MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

6. The sub-section entitled "Description of the Portfolios - ING Mercury Large Cap Value Portfolio - More on the Sub-Adviser" on page 33 of the Adviser Class Prospectus, page 34 of the Institutional Class Prospectus, page 30 of the Service Class Prospectus and page 31 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

     MORE ON THE SUB-ADVISER

     BlackRock Investment Management serves as the Sub-Adviser to the Portfolio, and is a wholly-owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address of BlackRock Investment Management is P.O. Box 9011 Princeton, NJ 08536. As of June 30, 2006, BlackRock Investment Management and its affiliates had over $1.04 trillion in investment company and other portfolio assets under management.

     The following individual is responsible for the day-to-day management of the Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Robert C. Doll, Jr., CFA   The Portfolio is managed by a team of investment
                           professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of its portfolio. He has been the portfolio manager since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and
                           Global Chief Investment Officer for Equities,
                           Chairman of the BlackRock Private Client Operating
                           Committee and member of the BlackRock Executive
                           Committee since 2006. Mr. Doll was the President of
                           Merrill Lynch Investment Managers, L.P. ("MLIM") from
                           2001 to 2006. He was Co-Head (Americas Region) of
                           MLIM from 1999 to 2000. Mr. Doll was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                     ING Mercury Large Cap Growth Portfolio
                      ING Mercury Large Cap Value Portfolio
             (each a "Portfolio" and collectively the "Portfolios")

                        Supplement dated October 23, 2006
      to the Adviser Class Statement of Additional Information ("SAI") and
         the Institutional Class, Service Class and Service 2 Class SAI
                            each dated April 28, 2006

     On July 13, 2006 the Board of Trustees ("Board") of ING Investors Trust ("Trust") approved the appointment, effective September 30, 2006, of BlackRock Investment Management, LLC ("BlackRock Investment Management") as the new sub-adviser for the Portfolios and approved a special meeting of shareholders of the Portfolios to approve a new sub-advisory agreement between the Trust, Directed Services, Inc. ("DSI" or "Adviser"), and BlackRock Investment Management. The previous sub-advisory agreement between the Trust, DSI and Fund Asset Management L.P., d/b/a Mercury Advisors ("Mercury"), was terminated on September 29, 2006 as result of the transaction between BlackRock, Inc. and Merrill Lynch & Co., Inc. which is described further below. The special meeting of shareholders is expected to take place during the first quarter of 2007. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the fourth quarter of 2006. Shareholders will be notified if the proposal is not approved.

     On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business (including Mercury) combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United states an in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The portfolio manager of the Portfolios that was previously employed by Mercury is now employed by BlackRock and will continue to provide the day-to-day management of the Portfolios.

     Effective September 30, 2006 BlackRock Investment Management began managing the Portfolios pursuant to an interim sub-advisory agreement that will remain in effect through February 27, 2007 or until the approval of the new sub-advisory agreement by shareholders. The sub-advisory fee rate payable to BlackRock Investment Management under the interim sub-advisory agreement is identical to the sub-advisory fee rate payable under the previous sub-advisory agreement with Mercury.

     In conjunction with the sub-adviser change, the Adviser Class SAI, and the Institutional Class, Service Class, and Service 2 Class SAI, for the Portfolios are revised as follows:

     1. In connection with the Sub-Adviser change, the Portfolios are renamed ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio, respectively. Effective on or about November 6, 2006 all references to "ING Mercury Large Cap Growth Portfolio" and "Mercury Large Cap Growth Portfolio" are hereby deleted and replaced with "ING BlackRock Large Cap Growth Portfolio" and "BlackRock Large Cap Growth Portfolio," respectively. Effective on or about November 6, 2006 all references to "ING Mercury Large Cap Value Portfolio" and "Mercury Large Cap Value Portfolio" are hereby deleted and replaced with "ING BlackRock Large Cap Value Portfolio" and "BlackRock Large Cap Value Portfolio," respectively.

     2. Effective on or about September 30, 2006 all references to "Fund Asset Management L.P.," or "FAM" and "Mercury Advisors" are hereby deleted and replaced with "BlackRock Investment Management, LLC" and "BlackRock Investment Management," respectively.

     3. The sub-section entitled "Sub-Advisers"- beginning on page 106 of the Adviser Class SAI and beginning on page 109 of the Institutional Class, Service Class, and Service 2 Class SAI is hereby amended to include the following:

                    Effective on or about September 30, 2006 DSI entered into an interim sub-advisory agreement ("Interim Agreement") with BlackRock Investment Management on behalf of ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio, replacing Fund Asset Management L.P. ("FAM"), the former sub-adviser to the Fund. FAM does business in certain instances (including in its role as the former Sub-Adviser to the Portfolios) under the name "Mercury Advisors." The Interim Agreement was entered into in accordance with Rule 15a-4 under the 1940 Act, which permits an investment adviser to enter into interim sub-advisory arrangements with a sub-adviser, prior to shareholder approval, provided that the conditions of Rule 15a-4 are met. Rule 15a-4 requires, among other things, that the interim contract have a duration of no greater than 150 days following the date on which the previous contract was terminated, and that the compensation to be received under the interim contract is no greater than that payable under the previous agreement. The Interim Agreement provides for compensation to be paid to BlackRock Investment Management, that is identical to the compensation that had been payable to Mercury Advisors under the previous sub-advisory agreement and the Interim Agreement will terminate automatically as of February 27, 2007, or on such earlier date on which DSI enters into the new sub-advisory agreement with BlackRock Investment Management, provided that, in the latter case, the proposal has been approved by shareholders.

     4. The sub-section entitled "Approval of Advisory and Sub-Advisory Agreements" under the section entitled "Advisers" on page 99 of the Adviser Class SAI and page 102 of the Institutional Class, Service Class, and Service 2 Class SAI is hereby deleted and replaced with the following:

          APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

               For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005. For more information regarding the Board's approval of the investment advisory and investment sub-advisory relationships for ING EquitiesPlus, ING Franklin Income and ING Global Real Estate Portfolios please refer to the Portfolios' semi-annual shareholder report dated June 30, 2006. However, the discussion regarding ING BlackRock Large Cap Growth Portfolio and ING BlackRock Large Cap Value Portfolio will be contained in the Portfolios' annual shareholder report that will be dated December 31, 2006.

     5. The sections entitled "Other Information About Portfolio Managers - ING Mercury Large Cap Growth Portfolio" and "Other Information About Portfolio Managers - ING Mercury Large Cap Value Portfolio" beginning on page 157 of the Adviser Class SAI and beginning on page 163 of the Institutional Class, Service Class, and Service 2 Class SAI are hereby deleted and replaced with the following:

          ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

          OTHER MANAGED ACCOUNTS

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

               REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                     COMPANIES                   VEHICLES
            --------------------------   -----------------------   --------------------------
                                          NUMBER
PORTFOLIO   NUMBER OF                       OF                     NUMBER OF
 MANAGER     ACCOUNTS    TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
---------   ---------   --------------   --------   ------------   ---------   --------------
Robert C.       17      $8,775,167,954       4      $818,275,271       6       $4,683,450,973
Doll, Jr.

None of the accounts managed are subject to performance fees.

          POTENTIAL CONFLICTS OF INTEREST

               Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

               Certain investments may be appropriate for the Portfolios and also for other clients advised by BlackRock Investment Management and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock Investment Management and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of BlackRock Investment Management and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Investment Management to be equitable to each. BlackRock Investment Management will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of BlackRock Investment Management and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

               To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

               In some cases, a real, potential or apparent conflict may also arise where (i) BlackRock Investment Management may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

          COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

               BlackRock Investment Management's Portfolio Manager compensation program is critical to its ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

          COMPENSATION PROGRAM

               The elements of total compensation for BlackRock Investment Management's portfolio managers are fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Investment Management has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

          BASE SALARY

               Under the BlackRock Investment Management approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

          PERFORMANCE-BASED COMPENSATION

               BlackRock Investment Management believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

               To that end, the portfolio manager incentive compensation is derived based on a formulaic compensation program, including: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position.

               Portfolio managers are compensated based on products they manage. Due to Mr. Doll's unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager's compensation can be based on BlackRock Investment Management's investment performance, financial results of BlackRock Investment Management and its affiliates, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock Investment Management management.

          CASH BONUS

               Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

          STOCK BONUS

               A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

               The ultimate value of stock bonuses is dependent on future BlackRock Investment Management stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock Investment Management shareholders and encourages a balance between short-term goals and long-term strategic objectives.

               Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock Investment Management's reputation for integrity.

          OTHER COMPENSATION PROGRAMS

               Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock Investment Management mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock Investment Management products and promotes continuity of successful portfolio management teams.

          OTHER BENEFITS

               Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock Investment Management's employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

          PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

               The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
            PORTFOLIO MANGER    FUND SHARES OWNED
          -------------------   -----------------
          Robert C. Doll, Jr.          None

          ING BLACKROCK LARGE CAP VALUE PORTFOLIO

          OTHER MANAGED ACCOUNTS

               The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:

                    REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                          COMPANIES                    VEHICLES                OTHER ACCOUNTS
                 --------------------------   ------------------------   --------------------------
   PORTFOLIO     NUMBER OF                    NUMBER OF                  NUMBER OF
    MANAGER       ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
--------------   ---------   --------------   ---------   ------------   ---------   --------------
Robert C. Doll       17      $8,841,417,195       4       $818,275,271       6       $4,683,450,973

None of the accounts managed are subject to performance fees.

          POTENTIAL CONFLICTS OF INTEREST

               Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

               Certain investments may be appropriate for the Portfolios and also for other clients advised by BlackRock Investment Management and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock Investment Management and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of BlackRock Investment Management and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Investment Management to be equitable to each. BlackRock Investment Management will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of BlackRock Investment Management and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

               To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

               In some cases, a real, potential or apparent conflict may also arise where (i) BlackRock Investment Management may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

          COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

               BlackRock Investment Management's Portfolio Manager compensation program is critical to its ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

          COMPENSATION PROGRAM

               The elements of total compensation for BlackRock Investment Management's portfolio managers are fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Investment Management has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

          BASE SALARY

               Under the BlackRock Investment Management approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

          PERFORMANCE-BASED COMPENSATION

               BlackRock Investment Management believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

               To that end, the portfolio manager incentive compensation is derived based on a formulaic compensation program, including: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5-years, performance periods will reflect time in position.

               Portfolio managers are compensated based on products they manage. Due to Mr. Doll's unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager's compensation can be based on BlackRock Investment Management's investment performance, financial results of BlackRock Investment Management and its affiliates, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. All factors are considered collectively by BlackRock Investment Management management.

          CASH BONUS

               Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

          STOCK BONUS

               A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

               The ultimate value of stock bonuses is dependent on future BlackRock Investment Management stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock Investment Management shareholders and encourages a balance between short-term goals and long-term strategic objectives.

               Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock Investment Management's reputation for integrity.

          OTHER COMPENSATION PROGRAMS

               Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock Investment Management mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock Investment Management products and promotes continuity of successful portfolio management teams.

          OTHER BENEFITS

               Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock Investment Management's employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

          PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

               The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                 DOLLAR RANGE OF
          PORTFOLIO MANGER      FUND SHARES OWNED
          -------------------   -----------------
          Robert C. Doll, Jr.          None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE